Investment Managers Series Trust II

235 W. Galena Street

Milwaukee, Wisconsin 53212

June 6, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894 on behalf of WV Concentrated Equities Fund and Vivaldi Merger Arbitrage Fund

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files to remove the Russell 2500 Index as a benchmark for the WV Concentrated Equities Fund (Item 4 to Form N1-A) in the Prospectus for the Vivaldi Merger Arbitrage Fund and WV Concentrated Equities Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on March 8, 2019 (Accession No. 0001398344-19-0004460). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777.

Sincerely,

/s/ MEL DE LEON

Mel de Leon

Investment Managers Series Trust II